Long-term debt - Terms of Revolving Credit Facility (Details) - Revolving Credit Facilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Long-term Debt [Line Items]
Total facility amount	$ 2,100,000	$ 1,800,000
Amount drawn	(1,539,225)	(1,392,206)
Letters of credit outstanding	(10,230)	(15,400)
Unutilized capacity	$ 550,545	$ 392,394